S000062376 [Member] Expense Example - BlackRock High Yield V.I. Fund	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 55
Expense Example, with Redemption, 3 Years	197
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	800
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	273
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	$ 1,086